Common Shares - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Mar. 19, 2012 USD ($)	Mar. 19, 2012 CAD	Mar. 23, 2012 USD ($)	Mar. 23, 2012 CAD	Jun. 30, 2013 USD ($)	Oct. 24, 2012 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2013 7.5% Convertible Debentures USD ($)	Jun. 30, 2012 7.5% Convertible Debentures USD ($)
Class of Stock [Line Items]
Shares issued during period for Dividend Reinvestment Plan					1,501,679		1,313,455
Shares issued during period for Dividend payment					$ 9,500,000		$ 8,100,000
Dividend Reinvestment Plan description					The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.		The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.
Dividend Reinvestment Plan, discount percentage					3.00%		3.00%
Common stock issued, shares	10,950,000	10,950,000	1,300,000	1,300,000				4,347,368	656,297
Common stock issued					9,467,000		87,754,000	22,400,000	3,300,000
Aggregate Purchase Price						5,000,000
Common shares purchased and cancelled, shares					401,076		96,300
Common shares purchased and cancelled					2,515,000		615,000
Gross Proceeds from issuance of Common stock	75,700,000	75,000,000	8,900,000	8,900,000
Net Proceeds from issuance of Common stock	$ 71,100,000	70,500,000	$ 8,500,000	8,500,000			$ 79,606,000
Common shares issued					81,358,291		75,910,320
Common shares outstanding					81,358,291		75,910,320